WISDOMTREE TRUST

WisdomTree Yield Enhanced International Aggregate Bond Fund

(Ticker Symbol: IGGY)

(the “Fund”)

Supplement dated November 15, 2018

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional

Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectuses and SAI for the above-listed Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-IGGY-1118-A